Derivatives and hedging activities - Movements (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	SFr (116)	SFr (117)	SFr (228)
Gains/(losses) recognized in income on hedged items	111	101	224
Net gains/(losses) on the ineffective portion	(5)	(16)	(4)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(116)	(117)	(231)
Gains/(losses) recognized in income on hedged items	111	101	227
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	0	0	3
Gains/(losses) recognized in income on hedged items	0	0	(3)
Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	(1)	(12)	(1)
Gains/(losses) recognized in AOCI on derivatives	(14)	(11)	(3)
Gains/(losses) reclassified from AOCI into income	13	(24)	13
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(13)
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(5)	21	40
Gains/(losses) reclassified from AOCI into income	29	37	21
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(9)	(32)	(43)
Gains/(losses) reclassified from AOCI into income	(16)	(61)	(8)
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(536)	440	(1,672)
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(536)	440	(1,672)
Bank | Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(105)	(94)	(139)
Gains/(losses) recognized in income on hedged items	97	76	133
Net gains/(losses) on the ineffective portion	(8)	(18)	(6)
Bank | Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(105)	(94)	(142)
Gains/(losses) recognized in income on hedged items	97	76	136
Bank | Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	0	0	3
Gains/(losses) recognized in income on hedged items	0	0	(3)
Bank | Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	(1)	(12)	(1)
Gains/(losses) recognized in AOCI on derivatives	(8)	4	(7)
Gains/(losses) reclassified from AOCI into income	22	(16)	16
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(6)
Bank | Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(5)	21	40
Gains/(losses) reclassified from AOCI into income	29	37	21
Bank | Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(3)	(17)	(47)
Gains/(losses) reclassified from AOCI into income	(7)	(53)	(5)
Bank | Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(537)	443	(1,672)
Bank | Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	SFr (537)	SFr 443	SFr (1,672)